Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Redeemable common stock, par value	$ 0.10	$ 0.10	$ 0.10
Redeemable common stock, issued	0.2	0.4	0.4
Redeemable common stock, outstanding	0.2	0.4	0.4
Preference stock, par value	$ 1.00	$ 1.00	$ 1.00
Preference stock, shares authorized	15.0	15.0	15.0
Preference stock, share issued	0	0	0
Preference stock, share outstanding	0	0	0
Common stock par value	$ 0.10	$ 0.10	$ 0.10
Common stock Shares authorized	150.0	150.0	150.0
Common stock Shares issued	59.3	58.9	58.4
Common stock shares outstanding	59.3	58.9	58.4